Governmental Loans - Summary of Details in Tabular Form of Governmental Loans (Parenthetical) (Detail)			9 Months Ended	12 Months Ended
	Mar. 29, 2019	Nov. 30, 2018	Dec. 31, 2024	Mar. 31, 2024
Federal AMF Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Borrowings maturity		March 1, 2028	March 1, 2028	March 1, 2028
Decription of currency used			Canadian dollars	Canadian dollars
MENDM Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Borrowings maturity		November 30, 2028	November 30, 2028	November 30, 2028
Decription of currency used			Canadian dollars	Canadian dollars
Federal SIF Agreement Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Borrowings maturity	April 30, 2034		April 30, 2031	April 30, 2031
Decription of currency used			Canadian dollars	Canadian dollars
Federal SIF EAF Agreement Loan Due January One Two Thousand And Thirty [Member]
Disclosure Details Of Governmental Loans [Line Items]
Borrowings maturity			January 1, 2030	January 1, 2030
Decription of currency used			Canadian dollars	Canadian dollars